Basis Of Presentation and Summary of Significant Accounting Policies Other Assets (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Other Assets [Line Items]
Amortization					$ 100,900,000	$ 86,900,000	$ 76,700,000
AIM Services Co., Ltd
Other Assets [Line Items]
Ownership interest in AIM Services Co., Ltd.	50.00%		50.00%		50.00%
Equity method investments	184,600,000		184,600,000		190,700,000	233,400,000
Current assets					353,240,000	433,584,000
Noncurrent assets					169,469,000	222,813,000
Current liabilities					291,926,000	374,062,000
Noncurrent liabilities					50,880,000	74,680,000
Sales	366,242,000	414,571,000	765,343,000	895,472,000	1,693,598,000	1,916,620,000	1,772,143,000
Gross profit	39,543,000	45,665,000	85,564,000	102,405,000	192,857,000	222,033,000	222,970,000
Net income	5,589,000	5,978,000	13,332,000	15,380,000	29,236,000	39,174,000	41,949,000
Equity in undistributed earnings, net of amortization	2,200,000	1,300,000	5,400,000	5,200,000	11,500,000	14,700,000	18,000,000
Cash distributions					$ 7,900,000	$ 34,900,000	$ 10,500,000